Accounts Payable - Summary of Accounts Payable (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Non-current
Accounts payable for investments in Property, plant and equipment	$ 387,161,929	$ 105,402,112
Total	387,161,929	105,402,112
Current
Suppliers	2,069,974,054	1,830,175,759
Related parties (Note 19)	268,100,226	407,248,388
Accounts payable for acquisitions of Property, plant and equipment	1,660,381,074	346,975,126
Expenses accrual	854,769,995	902,312,409
Total	$ 4,853,225,349	$ 3,486,711,682